Net Sales by Segment - Summary of Net Sales by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	R$ 16,843,933	R$ 13,582,463	R$ 12,518,139
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Revenue	19,798,546	13,152,678	13,133,737
Operating segments [member] | Raizen Energia S.A. [member] | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	8,569,437	6,550,652	6,480,409
Operating segments [member] | Raizen Energia S.A. [member] | Sugar [member]
Disclosure of operating segments [line items]
Revenue	3,670,749	5,377,351	5,794,771
Operating segments [member] | Raizen Energia S.A. [member] | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	2,836,658	884,300	520,468
Operating segments [member] | Raizen Energia S.A. [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	648,753	340,375	338,089
Operating segments [member] | Raizen Energia S.A. [member] | Gas [member]
Disclosure of operating segments [line items]
Revenue	758,572
Operating segments [member] | Raizen Energia S.A. [member] | Diesel [member]
Disclosure of operating segments [line items]
Revenue	3,314,377
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Revenue	85,204,091	72,789,148	68,143,047
Operating segments [member] | Raizen Combustiveis [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	1,172,254
Operating segments [member] | Raizen Combustiveis [member] | Fuels [member]
Disclosure of operating segments [line items]
Revenue	84,031,837	72,789,148	68,143,047
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Revenue	6,840,011	5,537,857	5,657,246
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	315,925	229,716	216,032
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	60,641	68,577	107,138
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Industrial [member]
Disclosure of operating segments [line items]
Revenue	4,411,737	3,494,396	3,640,921
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Residential [member]
Disclosure of operating segments [line items]
Revenue	986,073	849,723	793,335
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Thermal generation [member]
Disclosure of operating segments [line items]
Revenue			116,419
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Automotive [member]
Disclosure of operating segments [line items]
Revenue	262,813	224,203	205,986
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Construction revenue [member]
Disclosure of operating segments [line items]
Revenue	415,753	351,193	339,025
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Commercial [member]
Disclosure of operating segments [line items]
Revenue	387,069	320,049	238,390
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Revenue	3,449,949	2,129,522	1,883,674
Operating segments [member] | Moove cash generating unit [member] | Finished goods [member]
Disclosure of operating segments [line items]
Revenue	3,096,658	1,876,935	1,642,899
Operating segments [member] | Moove cash generating unit [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	317,878	220,515	219,092
Operating segments [member] | Moove cash generating unit [member] | Services [member]
Disclosure of operating segments [line items]
Revenue	35,413	32,072	21,683
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Revenue	6,584,936	5,946,349	5,014,555
Operating segments [member] | Logistics [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	4,913,436	4,439,766	3,651,455
Operating segments [member] | Logistics [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	1,412,300	1,283,085	1,097,700
Operating segments [member] | Logistics [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	259,200	223,498	265,400
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue	9,165	3,441	873
Deconsolidation of joint ventures, adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue	R$ (105,042,765)	R$ (85,976,532)	R$ (81,314,993)